Consolidated Statement of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Cash flows from operating activities:
Net (loss) profit for the year	$ (893,995)	$ 1,143	$ 82,032
Adjustments for:
Provision net of expected credit losses	50,703	4,526	4,363
Provision for expandable spare parts and suppliers obsolescence	2,075	(3,203)	(5,376)
Provision (recovery) for return conditions, net	16,114	(27,092)	811
Provisions (recovery) for legal claims, net	14,671	(2,973)	14,490
Depreciation and amortization	593,396	350,507	313,413
Impairment of property and equipment	470,661	38,881
Sale and leaseback transactions amortization	(5,399)	(4,747)
Share–based payment (income)			(1,002)
Loss (gains) on disposal of assets	21,562	(16,081)	(1,978)
Loss (gains) on sale of subsidiary	5,487	(10,579)
Fair value adjustment of financial instruments	2,164	260	3,549
Interest income	(9,041)	(10,115)	(14,528)
Interest expense	299,942	212,294	183,332
Deferred tax	(2,492)	(6,938)	(15,050)
Current tax	26,475	27,151	35,159
Unrealized foreign currency loss (gain)	5,363	(32,569)	20,163
Changes in:
Accounts receivable	(10,565)	(103,998)	(42,244)
Expendable spare parts and supplies	(3,150)	10,056	(9,272)
Prepayments	30,404	(115)	(49,396)
Net current tax	51,973	13,497	(49,930)
Deposits and other assets	43,655	95,247	38,611
Accounts payable and accrued expenses	(123,171)	249,901	50,884
Air traffic liability	(86,731)	(36,569)	2,608
Frequent flyer deferred revenue	(3,001)	37,719	21,883
Provision for return conditions	(1,886)	(5,814)	(11,458)
Employee benefits	(1,345)	(29,740)	(4,649)
Income tax paid	(45,534)	(47,547)	(39,098)
Net cash provided by operating activities	448,335	703,102	527,317
Cash flows from investing activities:
Acquisition of investments available for sale			85
Restricted cash	4,558	378	(505)
Interest received	9,619	9,871	12,492
Advance payments on aircraft purchase contracts	(21,324)	(111,711)	(119,049)
Sale of advance on aircraft purchase contracts	30,312
Acquisition of property and equipment	(246,591)	(430,610)	(215,305)
Proceeds from sale of property and equipment	233,035	132,369	161,910
Investment in certificates of bank deposits		4,640
Redemption of certificates of bank deposits	11,866		(15,540)
Acquisition of intangible assets	(29,129)	(116,635)	(30,619)
Proceeds from acquisition of subsidiary			6
Sale of subsidiaries	(875)	18,000
Acquisition of investments		(78)
Sale of investments			484
Net cash used in investing activities	(8,529)	(493,776)	(206,041)
Cash flows from financing activities:
Proceeds from loans and borrowings	616,555	303,640	510,360
Transaction costs related to bonds	(18,807)
Repayments of loans and borrowings	(637,740)	(483,473)	(388,096)
Interest paid	(275,054)	(208,709)	(162,144)
Sale & finance leaseback transactions		53,990
Dividends paid	(14,057)	(35,508)	(25,671)
Dividends paid to minority shareholding	(36,000)	(56,096)	(130,002)
Net cash used in financing activities	(365,103)	(426,156)	(195,553)
Net increase (decrease) in cash and cash equivalents	74,703	(216,830)	125,723
Cash on deconsolidation of subsidiary		(1,764)
Effect of movements in exchange rates on cash held	(5,339)	(17,280)	7,506
Cash and cash equivalents at beginning of year	273,108	508,982	375,753
Cash and cash equivalents at end of year	$ 342,472	$ 273,108	$ 508,982